TAXES - Schedule of Reconciliation of Statutory Rates to Effective Tax Rate (Details)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Income Tax Disclosure [Abstract]
China Statutory income tax rate	25.00%	25.00%	25.00%
Non-taxable items	0.00%	0.00%	0.20%
Non-PRC entity not subject PRC income tax	(17.20%)	(19.20%)	0.00%
Effect of tax holiday and preferential tax rate	(5.90%)	(4.70%)	(20.00%)
Effect of change in tax rate	0.00%	0.00%	(2.80%)
Change in valuation allowance	(2.20%)	(2.20%)	10.70%
Others	0.00%	0.00%	(0.20%)
Effective tax rate	(0.30%)	(1.10%)	12.90%